CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2022	2021
	U.S. dollars in thousands
Cash in bank	13,323	28,890
Short-term bank deposits	6,645	584
	19,968	29,474

The carrying amounts of the cash and cash equivalents approximate their fair values.

As of December 31, 2022, the bank deposits include deposits invested for terms of up to three months and bear interest at annual rates of between 1.88% - 4.3%.